Other Income, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2023
Analysis of income and expense [abstract]
Government grants funding amount receivable			$ 100,000,000
Payroll and salary expense	$ 386,518	$ 470,783
Reimbursement from grant funds	23,136,626	19,148,237
Capital expenditure	15,130,146	52,968,336
Capital expenditure claims offset against construction in progress additions in property, plant and equipment	$ 22,747,932	$ 18,677,454